Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowances for receivables	$ 2,915	$ 1,259
Common Stock, par value	$ 1	$ 1
Common Stock, shares authorized	44,000,000	44,000,000
Common Stock, shares issued	10,171,664	10,066,789
Common Stock in treasury, shares	513,227	501,207